Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 6 – Commitments and Contingencies

Operating Lease

Rent expense amounted to approximately $35,000 and $11,000 during the three months ended March 31, 2015 and 2014, respectively, which is reflected in general and administrative expenses in the condensed consolidated statements of operations.

Litigations, Claims and Assessments

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business.

In November 2013, an action was commenced against the Company in the Circuit Court of Palm Beach County, Florida by an alleged former consultant. The action was associated with an alleged $5,000 loan made in 2009 and an alleged consulting/employment agreement entered into with the Company effective in 2009. Pursuant to the action, the plaintiff was seeking to recover an unspecified amount of damages as well as the repayment of the alleged loan with interest, reimbursement for certain out-of-pocket fees and expenses, two weeks vacation pay per year, and the issuance of shares of the Company’s common stock (or alternatively the market value of such securities). On April 27, 2015, the Company and the plaintiff entered into a settlement agreement for an amount which has been accrued as of March 31, 2015.

The Company records legal costs associated with loss contingencies as incurred and accrues for all probable and estimable settlements.

Employment Agreements

On February 9, 2015, the Company hired a President for its Disc/Spine Division (“Division President”) pursuant to an at-will employment agreement which entitles him to a specified salary and a discretionary bonus. In the event the Company terminates the Division President without cause, the Division President is entitled to cash severance payments of $150,000 paid over nine months. As additional compensation, the Company granted the Division President a ten-year option to purchase 500,000 shares of common stock at an exercise price of $0.46 per share, pursuant to the Plan. The shares vest over three years on the grant date anniversaries. The grant date value of $200,400 will be recognized proportionate to the vesting period.

On March 9, 2015, the Company and its Chief Executive Officer (“CEO”) agreed to extend the term of his employment agreement to December 31, 2017. Pursuant to the employment agreement, the CEO is entitled to receive a salary of $400,000 per annum. The CEO is entitled to receive an annual bonus for 2015 equal to 50% of his annual base salary and an annual bonus for the years 2016 and 2017 equal to 50% of his annual base salary in the event certain performance goals, as determined by the Company’s Compensation Committee, are satisfied. Pursuant to the employment agreement, in the event that the CEO’s employment is terminated by the Company without cause, or the CEO terminates his employment for “good reason” (each as defined in the employment agreement), the CEO would be entitled to receive severance in an amount equal to his then annual base salary and certain benefits, plus $100,000 (in lieu of bonus). In addition, pursuant to the employment agreement, the CEO would also be entitled to receive such severance in the event that the term of his employment agreement is not extended beyond December 31, 2017 and, within three months of such expiration date, his employment is terminated by the Company without “cause” or the CEO terminates his employment for any reason. Further, in the event that the CEO’s employment is terminated by the Company without cause, or the CEO terminates his employment for “good reason”, following a “change in control” (as defined in the employment agreement), the CEO would be entitled to receive severance in an amount equal to one and one-half times his then annual base salary and certain benefits, plus $300,000 (in lieu of bonus).

On March 9, 2015, the Company agreed to amend the at-will employment agreement with its Vice President of Research and Development (“VP of R&D”). Pursuant to the employment agreement, as amended, in the event that the VP of R&D’s employment with the Company is terminated without cause, the VP of R&D would currently be entitled to receive a cash severance payment equal to one-half of his base annual salary (such one-half amount currently $125,000).

Note 9 – Commitments and Contingencies

Operating Lease

Jupiter, Florida Lease

The Company was a party to  a three year lease agreement with respect to premises located at the Alexandria Innovation Center in Jupiter, Florida, which was scheduled to expire on January 31, 2014. No base rent was payable during the initial year and the lease provided for a base monthly rent of $6,234 during the second year and $6,422 during the third year. The Company had the right to lease the premises for an additional three years at the then fair market value rent. The aggregate base rent payable over the lease term was recognized on a straight-line basis.

On February 4, 2014, the Company and the landlord agreed to the surrender of a portion of the leased premises and also extended the term of the lease to July 31, 2014. The amended lease provided for a base rent of $962 per month. The Company and the landlord subsequently agreed to a series of lease extensions, such that the lease ultimately terminated on December 31, 2014.

On February 11, 2014, the Company executed a Facility Use Agreement with the SCTC which permitted the Company to utilize the SCTC’s laboratory facility and one office for research associated with its culturing and medical device license. Payment terms were $3,750 per month through March 31, 2014 and $100 per day for usage beyond that date. The Company ceased using the SCTC’s laboratory facility on March 31, 2014.

On August 25, 2014, the Company entered into a lease for 6,800 square feet of space located in Melville, New York (the “Melville Lease”). Late in 2014, the Company relocated its corporate and laboratory operations from Jupiter, Florida to such location. The Melville Lease provides for a term of 63 months from the commencement date (as defined in the Melville Lease) (subject to extension at the option of the Company for a period of five years) and an annual base rental during the initial term ranging between $132,600 and $149,260. Pursuant to the Melville Lease, no rent was payable for the initial four months of the term.

In connection with the Melville Lease, the Company paid the landlord a cash security deposit of $45,900, which is reflected on the consolidated balance sheet as of December 31, 2014. Additionally, in connection with the execution of the Melville Lease, the Company issued to the principals of the landlord an aggregate of 284,200 shares of its common stock and five-year warrants to purchase an aggregate of 142,100 shares of its common stock at an exercise price of $0.50 per share as consideration for: (i) $60,000 towards the leasehold improvements of the leased premises and (ii) $11,050 of prepaid rent for the fifth month of the lease. During the year ended December 31, 2014, the Company has (i) recorded a credit to equity for the $71,050 value of the common stock and warrants, (ii) capitalized $60,000 of leasehold improvements which is included within property and equipment, net on the consolidated balance sheet as of December 31, 2014, and will be amortized over the term of the lease and (iii) recorded prepaid rent of $11,050 within prepaid expenses and other current assets on the consolidated balance sheet as of December 31, 2014, which will be expensed following the fifth month of the lease.

Rent expense amounted to $20,380 and $99,175 for the years ended December 31, 2014 and 2013, respectively. Rent expense is reflected in general and administrative expenses in the consolidated statements of operations.

Litigations, Claims and Assessments

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business.

In November 2013, an action was commenced against the Company in the Circuit Court of Palm Beach County, Florida by an alleged former consultant. The action is associated with an alleged $5,000 loan made in 2009 and an alleged consulting/employment agreement entered into with the Company effective in 2009. Pursuant to the action, the plaintiff is seeking to recover an unspecified amount of damages but at least approximately $193,000 of cash (or alternatively $52,000 per year from September 2009) as well as the repayment of the alleged loan with interest, reimbursement for certain out-of-pocket fees and expenses, two weeks vacation pay per year, and the issuance of 80,000 shares of the Company’s common stock or warrants for the purchase of 80,000 shares of the Company’s common stock (or alternatively the market value of such securities). A trial of the action is scheduled to commence in June 2015. On March 13, 2015, the Company filed with the court a settlement offer in an amount which has been accrued.

The Company records legal costs associated with loss contingencies as incurred and accrues for all probable and estimable settlements.

Research Agreements

Effective June 15, 2012, the Company entered into an assignment agreement (the “Assignment Agreement”) with the research foundation of a state university (the “Foundation”), whereby the Foundation assigned all of its right, title and interest in specified patents to the Company in exchange for a cash payment of $15,000. The Company also agreed to pay the Foundation a 5% royalty on Patent Revenue (as defined in the Assignment Agreement) over a 20 year period commencing on June 15, 2012. Through December 31, 2014, no royalties have been earned.

Effective June 15, 2012, the Company entered into a research agreement (the “Research Agreement”) with the same state university (the “University”). The Research Agreement has a term of three years. Pursuant to the Research Agreement, the University agreed to perform certain research services to be used by the Company. Pursuant to the Research Agreement, the Company agreed to pay the University a fee of $500,000 for each twelve month period of the agreement, payable monthly. In addition, the Company agreed to pay to the University a 5% royalty, over a 20 year period commencing on June 15, 2012, on the net sales of all products and/or methods directly arising from inventions and improvements conceived or reduced to practice by the University in the course of performing research during the term of the Research Agreement. The Research Agreement can be cancelled without penalty upon (a) the second anniversary of the Research Agreement if eventual FDA approval does not appear likely or (b) other conditions specified in the Research Agreement. Through December 31, 2014, no royalties have been earned.

On May 9, 2014, the Company entered into an amendment to the Research Agreement. Pursuant to the amendment, the parties agreed that (i) no fees are payable by the Company to the University pursuant to the Research Agreement for the first five monthly payments in 2014 ($208,335 of fees in total were cancelled, of which, $104,168 was accrued for as of March 31, 2014), (ii) effective with the payment due on June 15, 2014, the monthly fee payable by the Company to the University pursuant to the Research Agreement will be reduced from $41,667 to $20,000 and (iii) the scope of the work to be performed by the University pursuant to the Research Agreement was reduced. The Research Agreement, as amended, is scheduled to expire on June 14, 2015. Concurrent with the execution of the amendment, the Company paid $323,336 to the University, representing the balance due of all fees payable by the Company to date pursuant to the Research Agreement. As a result of the above, the Company recorded an immediate gain on settlement in the amount of $166,668.

During the years ended December 31, 2014 and 2013, the Company recorded research and development expense of approximately $264,000 and $500,000, respectively in connection with the Research Agreement. As of December 31, 2014 and 2013, the Company had accrued approximately $43,000 and $353,000, respectively, in connection with the Research Agreement, which is included in accounts payable and accrued expenses and other current liabilities in the consolidated balance sheets.

Consulting Agreements

Marketing Consulting Services

On June 27, 2014, a February 17, 2011 agreement for marketing consulting services that had expired on December 31, 2013 was further amended. Pursuant to the amendment, the agreement was reinstated effective as of April 1, 2014 and provided for an expiration date of December 31, 2014 (the “New Marketing Consulting Term”). In consideration of services rendered during the New Marketing Consulting Term and the settlement of the Company’s obligation to pay $65,000 in cash to the consultant, the Company issued to a designee of the consultant 500,000 shares of common stock and issued to the consultant an immediately vested five-year warrant to purchase 250,000 shares of common stock at an exercise price of $1.00 per share. The common stock and warrant had grant date values of $110,000 and $37,500, respectively, which were recognized immediately. During the years ended December 31, 2014 and 2013, the Company recorded consulting expense of $82,500 and $120,000, respectively, related to the marketing consulting agreement.

Consulting Services

On February 20, 2014, the Company executed a two-year consulting agreement with the Physiatrist-In-Chief Emeritus for the Hospital for Special Surgery in New York City to become the Company’s Chief Medical Advisor for Spine Medicine pursuant to which he oversees the clinical aspects of the brtxDISC™ Program. The agreement may be terminated earlier or extended, as provided for in the agreement. Pursuant to the agreement, the consultant is entitled to receive $10,000 per month, escalating to $20,000 per month upon the FDA approval of the Company’s Investigational New Drug or Investigational Device Exemption application with respect to its brtxDISC™ Program. In addition, the Company granted the consultant a five-year option to purchase 300,000 shares of common stock at an exercise price of $0.65 per share, pursuant to the Plan. The option vests ratably over three years on the grant date anniversaries and the grant date value of $67,830 will be recognized proportionate to the vesting period. On October 8, 2014, the consulting agreement between the Company and its Chief Medical Advisor for Spine Medicine was amended such that the consultant will be entitled to receive $15,000 per month (and eliminated the possible increase to $20,000 per month). In connection with the amendment, the consultant was issued a five-year option to purchase 500,000 shares of the Company’s common stock at an exercise price of $0.32 per share. The option vests ratably over three years on the grant date anniversaries and the grant date value of $124,200 will be recognized proportionate to the vesting period.

On March 12, 2014, as additional compensation for consulting services rendered, the Company granted to a consultant an immediately vested, five-year warrant to purchase 100,000 shares of common stock at an exercise price of $0.53 per share. In addition, warrants to purchase an aggregate of 280,000 shares of common stock had their exercise prices reduced to $0.53 per share from $1.50 per share and such warrants, as well as a warrant to purchase 20,000 shares of common stock, had their term extended to March 12, 2019. The grant date value of the issued warrant of $23,270 along with the incremental value related to the modification of the outstanding warrants of $30,096 was recognized during the year ended December 31, 2014 as stock-based compensation expense, which is reflected as consulting expense in the consolidated statements of operations.

On July 23, 2014, the Company entered into a one-year agreement with a consultant to market research and development arrangements and other business transactions to potential strategic partners and other alliance candidates. In exchange for services provided by the consultant during the term, the Company agreed to issue 30,000 shares of common stock of the Company for each complete month during the term. During the year ended December 31, 2014, the Company issued to the consultant an aggregate 150,000 shares of common stock and the aggregate grant date value of $33,000 was recognized immediately.

On October 7, 2014, the Company entered into an agreement with a consultant for services regarding the search for a President for the Company’s Disc/Spine Division. The consultant was entitled to an initial retainer fee of $15,000, payable in shares of the Company’s common stock, and a second retainer fee of $10,000 to be paid in cash. A final fee will be invoiced upon a selected candidate’s acceptance of BRT’s offer and commencement of employment equal to 28% of the candidate’s first year base salary less the initial $25,000 retainer fee. Pursuant to the agreement, the Company issued 48,388 shares of common stock related to the initial retainer to the consultant and the $15,000 grant date value was reflected as consulting expense in the consolidated statements of operations. See Note 11 – Subsequent Events for additional details.

Business Advisory Services

On June 27, 2014, a February 17, 2011 agreement for business advisory services that had expired on December 31, 2013 was further amended. Pursuant to the amendment, the agreement was reinstated effective as of April 1, 2014 and provided for an expiration date of December 31, 2014 (the “New Business Advisory Term”). In consideration of services rendered during the New Business Advisory Term, the Company agreed to pay a cash fee of $16,667 per month and the Company granted an immediately vested five-year warrant to purchase 250,000 shares of common stock at an exercise price of $1.00 per share. The warrant had a grant date value of $37,500 which was recognized immediately. On August 27, 2014, the Company and the consultant entered into an agreement pursuant to which the consultant waived the Company’s obligation to pay $75,000 of accrued cash compensation to the consultant, in exchange for 300,000 shares of the Company’s common stock. On December 19, 2014, the agreement was further amended such that the term of the agreement was extended an additional six months until June 30, 2015. During the additional six-month period, the Company agreed to pay a cash fee of $15,000 per month and the Company granted an immediately vested five-year warrant to purchase 100,000 shares of common stock at an exercise price of $0.50 per share. The warrant had a grant date value of $17,000 which was recognized immediately. During the years ended December 31, 2014 and 2013, the Company recorded cash consulting fee expense of $150,000 and $120,000, respectively, related to the business advisory agreement.

Scientific Advisory Services

On March 27, 2013, the Company granted a ten-year option to a member of its Scientific Advisory Board to purchase 60,000 shares of common stock at an exercise price of $1.50 per share, pursuant to the Plan. The shares vest as follows: (i) 30,000 shares immediately and (ii) 30,000 shares on the first anniversary of the grant date. The grant date value of $45,900 was recognized half immediately and half proportionate to the vesting period.

On June 10, 2013, the Company granted a five-year option to a member of its Scientific Advisory Board to purchase 5,000 shares of immediately-vested common stock at an exercise price of $1.00 per share, pursuant to the Plan. The grant date value of $2,056 was recognized immediately.

On July 2, 2013, the Company granted a ten-year option to a member of its Scientific Advisory Board to purchase 100,000 shares of common stock at an exercise price of $1.00 per share, pursuant to the Plan. The shares vest as follows: (i) 50,000 shares immediately and (ii) 50,000 shares on the first anniversary of the grant date. The grant date value of $47,960 was recognized half immediately and half proportionate to the vesting period.

On March 14, 2014, the Company executed an agreement, which will continue until terminated by either party, appointing a new Scientific Advisory Board member. Pursuant to the agreement, the Company immediately granted the new advisor a five-year option to purchase 25,000 shares of common stock at an exercise price of $0.50 per share, pursuant to the Plan. The option vests as follows: (i) 12,500 shares immediately and (ii) 12,500 shares on the first anniversary of the grant date. In addition, on each annual anniversary date of the agreement, the advisor is entitled to a new five-year option to purchase 5,000 shares of the Company’s common stock at an exercise price equal to the then fair market value of the common stock. The option grant date value of $5,860 will be recognized proportionate to the vesting period.

On June 27, 2014, an August 16, 2012 agreement for scientific advisory services was further extended to August 16, 2016 such that the consultant will continue to serve as Chairman of the Company’s Scientific Advisory Board, will earn $10,000 per month and will be entitled to specified expense reimbursements. In addition, the Company granted a ten-year option to purchase 300,000 shares of common stock at an exercise price of $0.285 per share, pursuant to the Plan. The option vests as follows: (i) 150,000 shares on August 16, 2015 and (ii) 150,000 shares on August 16, 2016. The option grant date value of $81,000 will be recognized proportionate to the vesting period.

Other

On March 20, 2013, the Company granted an immediately vested, three-year warrant to purchase 10,000 shares of common stock at an exercise price of $1.50 per share to a consultant. The grant date value of $6,600 was recognized immediately.

On March 22, 2013, the Company granted an immediately vested, five-year warrant to purchase 100,000 shares of common stock at an exercise price of $4.00 per share as consideration for legal services. The grant date value of $59,000 was recognized immediately.

On December 23, 2013, the Company granted immediately vested, five-year warrants to purchase an aggregate of 100,000 shares of common stock at an exercise price of $2.00 per share to consultants. The aggregate grant date value of $16,770 was recognized immediately.

On July 22, 2014, the Company granted a consultant an immediately vested five-year warrant to purchase 10,000 shares of common stock at an exercise price of $0.75 per share. The aggregate grant date value of $1,500 was recognized immediately.

In addition to the issuances discussed elsewhere in this filing, during the years ended December 31, 2014 and 2013, an aggregate of 474,373 and 129,537 shares of immediately vested common stock valued at $159,837 and $77,555, respectively, were issued to consultants for various services rendered to the Company.

Employment Agreements

Chief Executive Officer

Effective December 2013, the Company and its Chief Executive Officer (“CEO”) agreed that the CEO’s 2013 salary would be reduced from $600,000 to $360,000 and that his 2013 bonus of $300,000 and his 2013 vacation pay of $25,000 would be waived. As a result, the Company imputed the value of the services contributed and recorded salary expense of $565,000 for the year ended December 31, 2013 with a corresponding credit to stockholders’ deficiency.

During the year ended December 31, 2014, the Company and its CEO approved amendments to the employment agreement between the Company and the CEO, dated October 4, 2010, as amended, providing for (a) a reduction of the CEO’s annual salary from $600,000 to $450,000, effective October 1, 2014, and (b) a reduction of the CEO’s annual salary from $450,000 to $400,000, effective January 1, 2015. During the years ended December 31, 2014 and 2013, the Company recorded $450,000 and $600,000, respectively, in operating expenses with regard to the CEO’s base salary.

As of December 31, 2014 and 2013, the accrued and unpaid compensation (salary, bonus, tax liability, car allowance and vacation pay) for the CEO was $574,278 and $542,535, respectively, and was included in accrued expenses and other current liabilities in the consolidated balance sheets. See Note 11– Subsequent Events for additional details.

Other

In addition to the Company’s employment agreement with its CEO, as of December 31, 2014, two employees have “at-will” employment agreements with the Company that currently provide for aggregate cash severance payments of $175,000, payable over twelve months, upon involuntary termination. See Note 11– Subsequent Events for additional details.

Board of Directors

On June 27, 2014, a director of the Company resigned due to other business commitments. In consideration of director services performed to date, the Company agreed to pay an aggregate of $80,000 (of which, $50,000 was previously earned and accrued for), payable as follows: (i) $30,000 immediately and (ii) the $50,000 balance in six equal monthly installments commencing on July 31, 2014. In addition, all outstanding options held by the director which were not exercisable as of the date of resignation became exercisable on the earlier of (i) the date on which such options were scheduled to become exercisable or (ii) December 31, 2014, and all outstanding options shall remain exercisable until their respective expiration dates notwithstanding the director’s resignation. As a result of the modification of the options, the Company recorded incremental stock-based compensation expense of $96,250.

On June 27, 2014, the Company elected two new directors. Concurrent with the election, the Company granted the new directors ten-year options to purchase an aggregate of 600,000 shares of common stock at an exercise price of $0.285 per share, pursuant to the Plan. The options vest as follows: (i) an aggregate of 200,000 shares on the date of grant; (ii) an aggregate of 200,000 shares on the first anniversary of the date of grant; and (iii) an aggregate of 200,000 shares on the second anniversary of the date of grant. The options have an aggregate grant date value of $144,000 which will be recognized proportionate to the vesting period.

As of December 31, 2014 and 2013, $105,000 and $130,000 of director cash compensation, respectively, was outstanding and included in accrued expenses and other current liabilities in the consolidated balance sheets.

Related Party Agreement

Effective October 1, 2014, the Company entered into a three-month agreement with an affiliate of one of its directors for consulting services related to the Company’s brtxDISC™ Program and ThermoStem® Program. Pursuant to the agreement, the affiliate of the director was entitled to a cash fee of $10,000 per month and an amount of common stock having a fair market value of $5,000 as of the last day of each month during the term. On December 19, 2014, the agreement was amended such that the term of the agreement was extended until March 31, 2015. During the year ended December 31, 2014, the Company issued 36,786 shares of common stock pursuant to the agreement with a grant date fair value of $15,000.